ACCOUNTING POLICIES (Detail Textuals) kr in Millions	12 Months Ended
Apr. 30, 2018 SEK (kr) Segment
Disclosure Of Accounting Policies [Line Items]
Number of operating segments | Segment	1
Decrease in Equity due to application of IFRS 15
Disclosure Of Accounting Policies [Line Items]
Decrease in equity	kr 1.5
Minimum
Disclosure Of Accounting Policies [Line Items]
Estimated balance sheet total	20.0
Estimated expenses	6.0
Maximum
Disclosure Of Accounting Policies [Line Items]
Estimated balance sheet total	25.0
Estimated expenses	kr 7.0
Patents
Disclosure Of Accounting Policies [Line Items]
Estimated utilisation period	20 years